SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - Genesis Unicorn Capital Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Basic and diluted net loss per share:
Net loss	$ 250,526	$ (153,630)	$ (256,591)	$ (314,488)	$ (16,778)	$ (519,798)
Common Class A [Member]
Basic and diluted net loss per share:
Net loss	$ 183,201	$ (122,904)	$ (193,818)	$ (236,732)		$ (409,365)
Basic and diluted weighted average shares outstanding	5,867,515	8,265,000	6,657,611	6,337,707		7,855,917
Diluted weighted average shares outstanding	5,867,515	8,265,000	6,657,611	6,337,707
Basic and diluted net loss per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)		$ (0.05)
Diluted net income (loss) per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Common Class B [Member]
Basic and diluted net loss per share:
Net loss	$ 67,325	$ (30,726)	$ (62,773)	$ (77,756)	$ (16,778)	$ (110,433)
Basic and diluted weighted average shares outstanding	2,156,250	2,156,250	2,156,250	2,081,665	1,875,000	2,119,263
Diluted weighted average shares outstanding	2,156,250	2,156,250	2,156,250	2,081,665
Basic and diluted net loss per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.05)
Diluted net income (loss) per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)